United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if amendment [ x ];   Amendment Number:  4
This Amendment (Check only one):
[    ]  is a restatement
[  x ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          UBS Warburg LLC
Address:       677 Washington Boulevard
               Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
May 15, 2002, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on May 15, 2002.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total: $  631,437
(thousands)

List of Other Included Managers:   NONE
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                                                                                                           VOTING
                                                                   MARKET               INVESTMENT       AUTHORITY
ISSUER                      ISSUE                  CUSIP            VALUE      QUANTITY DISCRETION          SOLE
ALLERGAN INC                LYON 20                018490AA0       26,861    43,500,000    SOLE        43,500,000
ALLERGAN INC                LYON ZERO 144A20       018490AB8       28,738    46,540,000    SOLE        46,540,000
ALPHARMA INC                SB NT CV 5.75%05       020813AB7            0     2,826,900    SOLE         2,826,900
ALPHARMA INC                SR SB NT CV 3%06       020813AD3        9,060     7,752,000    SOLE         7,752,000
AT & T CDA INC              DEPS RCPT CL B         00207Q202       17,930       613,000    SOLE           613,000
ATMEL CORP                  SB DB CV ZRO  18       049513AC8        6,729    11,191,000    SOLE        11,191,000
AXA                         SPONSORED ADR          054536107       12,329       225,192    SOLE           225,192
BIOVAIL CORP                WT EXP  093002         09067J117       32,306       306,800    SOLE           306,800
DEUTSCHE TELEKOM AG         SPONSORED ADR          251566105       23,190     1,000,000    SOLE         1,000,000
DEVON ENERGY CORP           SRDBCV ZRO144A20       25179MAC7       15,268    31,000,000    SOLE        31,000,000
DEVON ENERGY CORP           SR DB CV ZERO 20       25179MAD5        8,461    17,180,000    SOLE        17,180,000
HONEYWELL INTL INC          COM                    438516106       48,960     1,200,000    SOLE         1,200,000
IBP INC                     COM                    449223106       19,189     1,170,080    SOLE         1,170,080
JACOR COMMUNUN              WT EXP  091801         469858138        2,300       320,000    SOLE           320,000
LITTON INDS INC             COM                    538021106      160,660     2,000,000    SOLE         2,000,000
NETWORKS ASSOCS INC         SB DB CV ZERO 18       640938AB2        5,934    16,540,000    SOLE        16,540,000
QUAKER OATS CO              COM                    747402105       19,410       200,000    SOLE           200,000
TEXACO INC                  COM                    881694103       14,608       220,000    SOLE           220,000
TYCO INTL LTD NEW           LYON ZERO     20       902124AC0       61,471    83,776,000    SOLE        83,776,000
VERITAS SOFTWARE CO         SB NT CV 5.25%04       923436AB5       48,445    10,030,000    SOLE        10,030,000
VORNADO RLTY TR             PFD CONV SER A         929042208       14,778       293,800    SOLE           293,800
WEATHERFORD INTL            SD CV ZRO 144A20       947074AA8       23,310    37,000,000    SOLE        37,000,000
WEATHERFORD INTL            SR DB CV ZERO 20       947074AB6       31,500    50,000,000    SOLE        50,000,000




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